CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Earnings [Member]	Employee Stock Notes Receivable [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 25, 2010	$ 19,333	$ 138,573	$ 414,108	$ 4,165	$ (1,670)	$ 6,667	$ 581,176
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings			4,549			1,364	5,913
Foreign currency translation adjustment				(565)		(502)	(1,067)
Capital contribution from noncontrolling interest						80	80
Purchase of additional Current portion of long-term debt						(402)	(402)
Distributions to noncontrolling interest						(1,413)	(1,413)
Cash dividends			(7,818)				(7,818)
Issuance of shares under employee stock plans	137	2,834					2,971
Issuance of shares under stock grant programs	150	8	9				167
Issuance of shares under deferred compensation plans	8	(8)					0
Tax benefits from non-qualified stock options exercised		684					684
Expense associated with share-based compensation arrangements		1,361					1,361
Accrued expense under deferred compensation plans		744					744
Note receivable adjustment	(4)	(208)			209		(3)
Payments received on employee stock notes receivable					206		206
Balance at Dec. 31, 2011	19,624	143,988	410,848	3,600	(1,255)	5,794	582,599
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings			23,934			2,076	26,010
Foreign currency translation adjustment				658		322	980
Capital contribution from noncontrolling interest						436	436
Distributions to noncontrolling interest						(871)	(871)
Cash dividends			(7,905)				(7,905)
Issuance of shares under employee stock plans	90	1,971					2,061
Issuance of shares under stock grant programs	50	37	10				97
Issuance of shares under deferred compensation plans	37	(37)					0
Tax benefits from non-qualified stock options exercised		765					765
Expense associated with share-based compensation arrangements		1,270					1,270
Accrued expense under deferred compensation plans		1,836					1,836
Note receivable adjustment	(1)	(25)			27		1
Payments received on employee stock notes receivable					246		246
Balance at Dec. 29, 2012	19,800	149,805	426,887	4,258	(982)	7,757	607,525
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings			43,082			2,722	45,804
Foreign currency translation adjustment				(792)		8	(784)
Capital contribution from noncontrolling interest						84	84
Distributions to noncontrolling interest						(1,460)	(1,460)
Cash dividends			(8,166)				(8,166)
Issuance of shares under employee stock plans	76	2,068					2,144
Issuance of shares under stock grant programs	31	20	9				60
Issuance of shares under deferred compensation plans	44	(44)					0
Tax benefits from non-qualified stock options exercised		290					290
Expense associated with share-based compensation arrangements		1,874					1,874
Accrued expense under deferred compensation plans		2,219					2,219
Note receivable adjustment	(3)	(103)			106		0
Payments received on employee stock notes receivable					144		144
Balance at Dec. 28, 2013	$ 19,948	$ 156,129	$ 461,812	$ 3,466	$ (732)	$ 9,111	$ 649,734